Schedule of Investments (unaudited)	iShares® ESG Screened S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Howmet Aerospace Inc.(a)	876	$30,196
Teledyne Technologies Inc.(a)	105	43,977
TransDigm Group Inc.(a)	125	80,911
		155,084
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	302	28,288
Expeditors International of Washington Inc.	384	48,614
FedEx Corp.	553	164,977
United Parcel Service Inc., Class B	1,644	341,903
		583,782
Airlines — 0.3%
Alaska Air Group Inc.(a)	280	16,887
American Airlines Group Inc.(a)	1,463	31,030
Delta Air Lines Inc.(a)	1,463	63,289
Southwest Airlines Co.(a)	1,341	71,194
United Airlines Holdings Inc.(a)	731	38,224
		220,624
Auto Components — 0.2%
Aptiv PLC(a)	615	96,758
BorgWarner Inc.	548	26,600
		123,358
Automobiles — 2.0%
Ford Motor Co.(a)	8,926	132,640
General Motors Co.(a)	2,893	171,179
Tesla Inc.(a)	1,752	1,190,835
		1,494,654
Banks — 4.1%
Bank of America Corp.	17,143	706,806
Citigroup Inc.	4,699	332,454
Citizens Financial Group Inc.	967	44,356
Comerica Inc.	323	23,043
Fifth Third Bancorp	1,615	61,741
First Republic Bank/CA.	400	74,868
Huntington Bancshares Inc./OH	3,365	48,019
JPMorgan Chase & Co.	6,882	1,070,426
KeyCorp.	2,209	45,616
M&T Bank Corp.	292	42,431
People’s United Financial Inc.	967	16,574
PNC Financial Services Group Inc. (The)	966	184,274
Regions Financial Corp.	2,199	44,376
SVB Financial Group(a)	124	68,997
Truist Financial Corp.	3,057	169,664
U.S. Bancorp	3,082	175,582
Zions Bancorp. NA	372	19,664
		3,128,891
Beverages — 1.5%
Brown-Forman Corp., Class B, NVS	415	31,100
Coca-Cola Co. (The)	8,833	477,954
Constellation Brands Inc., Class A	387	90,516
Molson Coors Beverage Co., Class B(a)	428	22,979
Monster Beverage Corp.(a)	835	76,277
PepsiCo Inc.	3,141	465,402
		1,164,228
Biotechnology — 1.9%
AbbVie Inc.	4,011	451,799
Alexion Pharmaceuticals Inc.(a)	503	92,406
Amgen Inc.	1,306	318,338
Security	Shares	Value

Biotechnology (continued)
Biogen Inc.(a)	342	$118,424
Gilead Sciences Inc.	2,856	196,664
Incyte Corp.(a)	419	35,251
Regeneron Pharmaceuticals Inc.(a)	238	132,933
Vertex Pharmaceuticals Inc.(a)	588	118,558
		1,464,373
Building Products — 0.6%
A O Smith Corp.	316	22,771
Allegion PLC	205	28,557
Carrier Global Corp.	1,849	89,861
Fortune Brands Home & Security Inc.	320	31,875
Johnson Controls International PLC	1,629	111,798
Masco Corp.	577	33,991
Trane Technologies PLC	543	99,988
		418,841
Capital Markets — 3.3%
Ameriprise Financial Inc.	263	65,455
Bank of New York Mellon Corp. (The)	1,836	94,058
BlackRock Inc.(b)	323	282,615
Cboe Global Markets Inc.	243	28,929
Charles Schwab Corp. (The)	3,406	247,991
CME Group Inc.	816	173,547
Franklin Resources Inc.	639	20,442
Goldman Sachs Group Inc. (The)	773	293,377
Intercontinental Exchange Inc.	1,283	152,292
Invesco Ltd.	837	22,373
MarketAxess Holdings Inc.	86	39,869
Moody’s Corp.	368	133,352
Morgan Stanley	3,384	310,279
MSCI Inc.	186	99,153
Nasdaq Inc.	261	45,884
Northern Trust Corp.	467	53,995
Raymond James Financial Inc.	277	35,982
S&P Global Inc.	548	224,927
State Street Corp.	790	65,001
T Rowe Price Group Inc.	516	102,152
		2,491,673
Chemicals — 1.8%
Air Products & Chemicals Inc.	503	144,703
Albemarle Corp.	265	44,642
Celanese Corp.	256	38,809
CF Industries Holdings Inc.	488	25,108
Corteva Inc.	1,676	74,330
Dow Inc.	1,699	107,513
Eastman Chemical Co.	315	36,776
Ecolab Inc.	566	116,579
FMC Corp.	293	31,703
International Flavors & Fragrances Inc.	566	84,560
Linde PLC	1,183	342,005
LyondellBasell Industries NV, Class A	585	60,179
Mosaic Co. (The)	782	24,954
PPG Industries Inc.	539	91,506
Sherwin-Williams Co. (The)	544	148,213
		1,371,580
Commercial Services & Supplies — 0.4%
Cintas Corp.	200	76,400
Copart Inc.(a)	473	62,355
Republic Services Inc.	479	52,695
Rollins Inc.	504	17,237

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	880	$123,297
		331,984
Communications Equipment — 0.9%
Arista Networks Inc.(a)	125	45,289
Cisco Systems Inc.	9,580	507,740
F5 Networks Inc.(a)	136	25,386
Juniper Networks Inc.	746	20,403
Motorola Solutions Inc.	384	83,270
		682,088
Construction & Engineering — 0.0%
Quanta Services Inc.	320	28,982

Construction Materials — 0.1%
Martin Marietta Materials Inc.	140	49,254
Vulcan Materials Co.	302	52,569
		101,823
Consumer Finance — 0.7%
American Express Co.	1,478	244,210
Capital One Financial Corp.	1,026	158,712
Discover Financial Services	695	82,211
Synchrony Financial	1,242	60,262
		545,395
Containers & Packaging — 0.4%
Amcor PLC	3,546	40,637
Avery Dennison Corp.	186	39,105
Ball Corp.	741	60,036
International Paper Co.	882	54,075
Packaging Corp. of America	216	29,251
Sealed Air Corp.	346	20,500
Westrock Co.	599	31,879
		275,483
Distributors — 0.2%
Genuine Parts Co.	325	41,103
LKQ Corp.(a)	639	31,451
Pool Corp.	92	42,197
		114,751
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B(a)	4,309	1,197,557

Diversified Telecommunication Services — 1.4%
AT&T Inc.	16,242	467,445
Lumen Technologies Inc.	2,251	30,591
Verizon Communications Inc.	9,412	527,354
		1,025,390
Electric Utilities — 0.8%
Edison International	869	50,245
Entergy Corp.	458	45,662
Eversource Energy	782	62,748
Exelon Corp.	2,215	98,147
FirstEnergy Corp.	1,239	46,103
NextEra Energy Inc.	4,463	327,049
		629,954
Electrical Equipment — 0.6%
AMETEK Inc.	525	70,088
Eaton Corp. PLC	906	134,251
Emerson Electric Co.	1,363	131,175
Generac Holdings Inc.(a)	143	59,366
Rockwell Automation Inc.	264	75,509
		470,389
Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,359	$92,969
CDW Corp./DE	322	56,237
Corning Inc.	1,749	71,534
IPG Photonics Corp.(a)	82	17,283
Keysight Technologies Inc.(a)	418	64,544
TE Connectivity Ltd.	751	101,543
Trimble Inc.(a)	571	46,725
Zebra Technologies Corp., Class A(a)	123	65,127
		515,962
Energy Equipment & Services — 0.3%
Baker Hughes Co.	1,658	37,918
Halliburton Co.	2,029	46,910
NOV Inc.(a)	874	13,390
Schlumberger Ltd.	3,179	101,760
		199,978
Entertainment — 2.1%
Activision Blizzard Inc.	1,766	168,547
Electronic Arts Inc.	649	93,346
Live Nation Entertainment Inc.(a)	322	28,204
Netflix Inc.(a)	1,008	532,436
Take-Two Interactive Software Inc.(a)	263	46,556
Walt Disney Co. (The)(a)	4,130	725,930
		1,595,019
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	312	56,765
American Tower Corp.	1,034	279,325
AvalonBay Communities Inc.	320	66,781
Boston Properties Inc.	322	36,898
Crown Castle International Corp.	982	191,588
Digital Realty Trust Inc.	642	96,595
Duke Realty Corp.	864	40,910
Equinix Inc.	203	162,928
Equity Residential	782	60,214
Essex Property Trust Inc.	148	44,402
Extra Space Storage Inc.	304	49,801
Federal Realty Investment Trust	161	18,864
Healthpeak Properties Inc.	1,238	41,213
Host Hotels & Resorts Inc.(a)	1,607	27,464
Iron Mountain Inc.	646	27,339
Kimco Realty Corp.	1,004	20,933
Mid-America Apartment Communities Inc.	260	43,789
Prologis Inc.	1,682	201,050
Public Storage	347	104,340
Realty Income Corp.	849	56,662
Regency Centers Corp.	366	23,450
SBA Communications Corp.	249	79,356
Simon Property Group Inc.	747	97,469
UDR Inc.	683	33,453
Ventas Inc.	864	49,334
Vornado Realty Trust	363	16,941
Welltower Inc.	958	79,610
Weyerhaeuser Co.	1,706	58,721
		2,066,195
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,005	397,648
Kroger Co. (The)	1,721	65,932
Sysco Corp.	1,154	89,723
Walgreens Boots Alliance Inc.	1,631	85,807
		639,110

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.0%
Archer-Daniels-Midland Co.	1,280	$77,568
Campbell Soup Co.	464	21,154
Conagra Brands Inc.	1,110	40,382
General Mills Inc.	1,387	84,510
Hershey Co. (The)	333	58,002
Hormel Foods Corp.	641	30,608
JM Smucker Co. (The)	249	32,263
Kellogg Co.	573	36,861
Kraft Heinz Co. (The)	1,477	60,232
Lamb Weston Holdings Inc.	326	26,295
McCormick & Co. Inc./MD, NVS	558	49,282
Mondelez International Inc., Class A	3,193	199,371
Tyson Foods Inc., Class A	670	49,419
		765,947
Gas Utilities — 0.0%
Atmos Energy Corp.	297	28,545

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	4,042	468,589
ABIOMED Inc.(a)	103	32,147
Align Technology Inc.(a)	163	99,593
Baxter International Inc.	1,150	92,575
Becton Dickinson and Co.	662	160,992
Boston Scientific Corp.(a)	3,227	137,986
Cooper Companies Inc. (The)	112	44,382
Danaher Corp.	1,445	387,780
DENTSPLY SIRONA Inc.	502	31,757
Dexcom Inc.(a)	220	93,940
Edwards Lifesciences Corp.(a)	1,413	146,344
Hologic Inc.(a)	592	39,498
IDEXX Laboratories Inc.(a)	194	122,521
Intuitive Surgical Inc.(a)	269	247,383
Medtronic PLC	3,058	379,590
ResMed Inc.	331	81,598
STERIS PLC	223	46,005
Stryker Corp.	745	193,499
Teleflex Inc.	106	42,590
West Pharmaceutical Services Inc.	168	60,329
Zimmer Biomet Holdings Inc.	474	76,229
		2,985,327
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	336	38,469
Anthem Inc.	556	212,281
Cardinal Health Inc.	652	37,223
Centene Corp.(a)	1,329	96,924
Cigna Corp.	780	184,914
CVS Health Corp.	2,988	249,319
DaVita Inc.(a)	159	19,148
HCA Healthcare Inc.	600	124,044
Henry Schein Inc.(a)	326	24,186
Humana Inc.	292	129,274
Laboratory Corp. of America Holdings(a)	222	61,239
McKesson Corp.	360	68,846
Quest Diagnostics Inc.	297	39,195
UnitedHealth Group Inc.	2,145	858,944
Universal Health Services Inc., Class B	182	26,650
		2,170,656
Health Care Technology — 0.1%
Cerner Corp.	693	54,165
Security	Shares	Value

Hotels, Restaurants & Leisure — 2.2%
Booking Holdings Inc.(a)	94	$205,680
Caesars Entertainment Inc.(a)	474	49,178
Carnival Corp.(a)	1,834	48,344
Chipotle Mexican Grill Inc.(a)	64	99,222
Darden Restaurants Inc.	297	43,359
Domino’s Pizza Inc.	88	41,051
Expedia Group Inc.(a)	318	52,060
Hilton Worldwide Holdings Inc.(a)	633	76,352
Las Vegas Sands Corp.(a)	742	39,096
Marriott International Inc./MD, Class A(a)	602	82,185
McDonald’s Corp.	1,696	391,759
MGM Resorts International	928	39,579
Norwegian Cruise Line Holdings Ltd.(a)(c)	828	24,352
Penn National Gaming Inc.(a)	338	25,854
Royal Caribbean Cruises Ltd.(a)	503	42,896
Starbucks Corp.	2,674	298,980
Wynn Resorts Ltd.(a)	239	29,230
Yum! Brands Inc.	677	77,875
		1,667,052
Household Durables — 0.5%
DR Horton Inc.	743	67,145
Garmin Ltd.	341	49,322
Leggett & Platt Inc.	313	16,217
Lennar Corp., Class A	634	62,988
Mohawk Industries Inc.(a)	137	26,330
Newell Brands Inc.	877	24,091
NVR Inc.(a)	7	34,813
PulteGroup Inc.	600	32,742
Whirlpool Corp.	140	30,523
		344,171
Household Products — 1.5%
Church & Dwight Co. Inc.	555	47,297
Clorox Co. (The)	280	50,375
Colgate-Palmolive Co.	1,932	157,168
Kimberly-Clark Corp.	767	102,609
Procter & Gamble Co. (The)	5,566	751,021
		1,108,470
Industrial Conglomerates — 0.5%
General Electric Co.	19,968	268,769
Roper Technologies Inc.	239	112,378
		381,147
Insurance — 2.0%
Aflac Inc.	1,437	77,110
Allstate Corp. (The)	680	88,699
American International Group Inc.	1,951	92,868
Aon PLC, Class A	510	121,768
Arthur J Gallagher & Co.	466	65,277
Assurant Inc.	135	21,084
Chubb Ltd.	1,022	162,437
Cincinnati Financial Corp.	341	39,768
Everest Re Group Ltd.	92	23,185
Globe Life Inc.	216	20,574
Hartford Financial Services Group Inc. (The)	823	51,001
Lincoln National Corp.	411	25,827
Loews Corp.	511	27,926
Marsh & McLennan Companies Inc.	1,153	162,204
MetLife Inc.	1,692	101,266
Principal Financial Group Inc.	575	36,334
Progressive Corp. (The)	1,332	130,816

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Prudential Financial Inc.	896	$91,813
Travelers Companies Inc. (The)	572	85,634
Unum Group	458	13,007
W R Berkley Corp.	319	23,743
Willis Towers Watson PLC	293	67,396
		1,529,737
Interactive Media & Services — 7.0%
Alphabet Inc., Class A(a)	684	1,670,184
Alphabet Inc., Class C, NVS(a)	647	1,621,589
Facebook Inc., Class A(a)	5,447	1,893,977
Twitter Inc.(a)	1,814	124,821
		5,310,571
Internet & Direct Marketing Retail — 4.6%
Amazon.com Inc.(a)	974	3,350,716
eBay Inc.	1,472	103,349
Etsy Inc.(a)	289	59,488
		3,513,553
IT Services — 5.6%
Accenture PLC, Class A	1,444	425,677
Akamai Technologies Inc.(a)	370	43,142
Automatic Data Processing Inc.	969	192,463
Broadridge Financial Solutions Inc.	264	42,644
Cognizant Technology Solutions Corp., Class A	1,204	83,389
DXC Technology Co.(a)	589	22,936
Fidelity National Information Services Inc.	1,410	199,755
Fiserv Inc.(a)	1,360	145,371
FleetCor Technologies Inc.(a)	188	48,139
Gartner Inc.(a)	196	47,471
Global Payments Inc.	671	125,839
International Business Machines Corp.	2,029	297,431
Jack Henry & Associates Inc.	169	27,633
Mastercard Inc., Class A	1,989	726,164
Paychex Inc.	734	78,758
PayPal Holdings Inc.(a)	2,668	777,669
VeriSign Inc.(a)	228	51,913
Visa Inc., Class A	3,846	899,272
Western Union Co. (The)	924	21,224
		4,256,890
Leisure Products — 0.0%
Hasbro Inc.	291	27,505

Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	692	102,284
Bio-Rad Laboratories Inc., Class A(a)	48	30,926
Charles River Laboratories International Inc.(a)	114	42,171
Illumina Inc.(a)	332	157,106
IQVIA Holdings Inc.(a)	435	105,409
Mettler-Toledo International Inc.(a)	53	73,423
PerkinElmer Inc.	255	39,375
Thermo Fisher Scientific Inc.	893	450,492
Waters Corp.(a)	140	48,385
		1,049,571
Machinery — 1.8%
Caterpillar Inc.	1,242	270,297
Cummins Inc.	330	80,457
Deere & Co.	709	250,071
Dover Corp.	324	48,794
Fortive Corp.	776	54,118
IDEX Corp.	173	38,069

Security	Shares	Value

Machinery (continued)
Illinois Tool Works Inc.	654	$146,208
Ingersoll Rand Inc.(a)	835	40,756
Otis Worldwide Corp.	925	75,637
PACCAR Inc.	787	70,240
Parker-Hannifin Corp.	293	89,983
Pentair PLC	375	25,309
Snap-on Inc.	123	27,482
Stanley Black & Decker Inc.	368	75,436
Westinghouse Air Brake Technologies Corp.	409	33,661
Xylem Inc./NY	412	49,424
		1,375,942
Media — 1.4%
Charter Communications Inc., Class A(a)	313	225,814
Comcast Corp., Class A	10,423	594,319
Discovery Inc., Class A(a)	368	11,290
Discovery Inc., Class C, NVS(a)	683	19,793
DISH Network Corp., Class A(a)	559	23,366
Fox Corp., Class A, NVS	743	27,588
Fox Corp., Class B	359	12,637
Interpublic Group of Companies Inc. (The)	877	28,494
News Corp., Class A, NVS	875	22,549
News Corp., Class B	282	6,867
Omnicom Group Inc.	496	39,675
ViacomCBS Inc., Class B, NVS	1,377	62,240
		1,074,632
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	3,316	123,057
Newmont Corp.	1,821	115,415
Nucor Corp.	686	65,808
		304,280
Multi-Utilities — 0.3%
CenterPoint Energy Inc.	1,320	32,366
Consolidated Edison Inc.	780	55,941
Public Service Enterprise Group Inc.	1,151	68,761
Sempra Energy	716	94,856
		251,924
Multiline Retail — 0.6%
Dollar General Corp.	537	116,201
Dollar Tree Inc.(a)	527	52,437
Target Corp.	1,125	271,957
		440,595
Oil, Gas & Consumable Fuels — 0.6%
Kinder Morgan Inc.	4,463	81,360
Marathon Petroleum Corp.	1,480	89,422
ONEOK Inc.	1,014	56,419
Phillips 66	1,003	86,077
Valero Energy Corp.	926	72,302
Williams Companies Inc. (The)	2,758	73,225
		458,805
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	527	167,628

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	5,078	339,312
Catalent Inc.(a)	387	41,842
Eli Lilly & Co.	1,809	415,202
Merck & Co. Inc.	5,756	447,644
Organon & Co.(a)	576	17,430
Perrigo Co. PLC	313	14,351

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer Inc.	12,725	$498,311
Viatris Inc.	2,755	39,369
Zoetis Inc.	1,079	201,082
		2,014,543
Professional Services — 0.4%
Equifax Inc.	277	66,344
IHS Markit Ltd.	852	95,987
Leidos Holdings Inc.	302	30,532
Nielsen Holdings PLC	819	20,205
Robert Half International Inc.	256	22,776
Verisk Analytics Inc.	369	64,472
		300,316
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	763	65,412

Road & Rail — 1.1%
CSX Corp.	5,166	165,725
JB Hunt Transport Services Inc.	186	30,309
Kansas City Southern	208	58,941
Norfolk Southern Corp.	569	151,018
Old Dominion Freight Line Inc.	216	54,821
Union Pacific Corp.	1,510	332,094
		792,908
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices Inc.(a)	2,760	259,247
Analog Devices Inc.	838	144,270
Applied Materials Inc.	2,086	297,046
Broadcom Inc.	928	442,508
Enphase Energy Inc.(a)	308	56,558
Intel Corp.	9,180	515,365
KLA Corp.	348	112,825
Lam Research Corp.	324	210,827
Maxim Integrated Products Inc.	603	63,532
Microchip Technology Inc.	622	93,138
Micron Technology Inc.(a)	2,549	216,614
Monolithic Power Systems Inc.	98	36,598
NVIDIA Corp.	1,416	1,132,942
NXP Semiconductors NV	627	128,987
Qorvo Inc.(a)	256	50,086
QUALCOMM Inc.	2,564	366,473
Skyworks Solutions Inc.	371	71,139
Teradyne Inc.	373	49,967
Texas Instruments Inc.	2,099	403,638
Xilinx Inc.	555	80,275
		4,732,035
Software — 9.7%
Adobe Inc.(a)	1,087	636,591
ANSYS Inc.(a)	197	68,371
Autodesk Inc.(a)	500	145,950
Cadence Design Systems Inc.(a)	633	86,607
Citrix Systems Inc.	277	32,484
Fortinet Inc.(a)	308	73,362
Intuit Inc.	621	304,395
Microsoft Corp.	17,121	4,638,079
NortonLifeLock Inc.	1,335	36,339
Oracle Corp.	4,130	321,479
Paycom Software Inc.(a)	110	39,982
PTC Inc.(a)	239	33,761
salesforce.com Inc.(a)	2,105	514,188
Security	Shares	Value

Software (continued)
ServiceNow Inc.(a)	449	$246,748
Synopsys Inc.(a)	348	95,975
Tyler Technologies Inc.(a)	92	41,618
		7,315,929
Specialty Retail — 2.4%
Advance Auto Parts Inc.	149	30,566
AutoZone Inc.(a)	49	73,119
Best Buy Co. Inc.	507	58,295
CarMax Inc.(a)	368	47,527
Gap Inc. (The)	472	15,883
Home Depot Inc. (The)	2,417	770,757
L Brands Inc.	532	38,336
Lowe’s Companies Inc.	1,607	311,710
O’Reilly Automotive Inc.(a)	158	89,461
Ross Stores Inc.	811	100,564
TJX Companies Inc. (The)	2,742	184,865
Tractor Supply Co.	262	48,748
Ulta Beauty Inc.(a)	124	42,875
		1,812,706
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	35,660	4,883,994
Hewlett Packard Enterprise Co.	2,952	43,040
HP Inc.	2,731	82,449
NetApp Inc.	506	41,401
Seagate Technology Holdings PLC	458	40,272
Western Digital Corp.(a)	694	49,392
		5,140,548
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	784	14,637
Nike Inc., Class B	2,896	447,403
PVH Corp.(a)	162	17,430
Ralph Lauren Corp.	110	12,959
Tapestry Inc.(a)	636	27,653
Under Armour Inc., Class A(a)(c)	450	9,518
Under Armour Inc., Class C, NVS(a)	455	8,449
VF Corp.	733	60,135
		598,184
Trading Companies & Distributors — 0.2%
Fastenal Co.	1,306	67,912
United Rentals Inc.(a)	165	52,637
WW Grainger Inc.	100	43,800
		164,349
Water Utilities — 0.1%
American Water Works Co. Inc.	414	63,810

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	1,332	192,914

Total Common Stocks — 99.8%
(Cost: $70,104,817)		75,497,915

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(b)(d)(e)	32,167	32,186

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	110,000	$110,000
		142,186
Total Short-Term Investments — 0.2%
(Cost: $142,184)		142,186

Total Investments in Securities — 100.0%
(Cost: $70,247,001)		75,640,101

Other Assets, Less Liabilities — 0.0%		14,137

Net Assets — 100.0%		$75,654,238

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$32,165	(a)	$—	$19	$2	$32,186	32,167	$28	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	50,000	(a)	—	—	—	110,000	110,000	3		—
BlackRock Inc.	106,308	147,598		—	—	28,709	282,615	323	1,276		—
					$19	$28,711	$424,801		$1,307		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index	5	09/17/21	$107	$1,488

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$75,497,915	$—	$—	$75,497,915
Money Market Funds	142,186	—	—	142,186
	$75,640,101	$—	$—	$75,640,101
Derivative financial instruments(a)
Assets
Futures Contracts	$1,488	$—	$—	$1,488

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares